As filed with the Securities and Exchange Commission on December 4, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment Number 9 333-136242

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment Number 153 811-04294

VARIABLE ANNUITY ACCOUNT

(formerly Minnesota Mutual Variable Annuity Account)

(Exact Name of Registrant)

Minnesota Life Insurance Company

(formerly The Minnesota Mutual Life Insurance Company)

(Name of Depositor)

400 Robert Street North

St. Paul, Minnesota  55101-2098

(Address of Depositor’s Principal Executive Offices)

1-651-665-3500

(Depositor’s Telephone Number, including Area Code)

Dwayne C. Radel, Esq.

Senior Vice President and General Counsel

Minnesota Life Insurance Company

400 Robert Street North

St. Paul, Minnesota  55101-2098

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on December 11, 2009 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

☒  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Variable Annuity Contracts.

PARTS A, B and C

Parts A, B and C to the Variable Annuity Account of Minnesota Life Insurance Company’s Post-Effective Amendment No. 9 are identical to those filed in Post-Effective Amendment No. 8 (filed with the Commission on October 9, 2009): Parts A, B, and C are incorporated herein their entirety by reference to those filed in Post-Effective Amendment No. 8.  A filing pursuant to Rule 485(b) will be submitted to the Commission on or before December 11, 2009, which will incorporate all Staff comments and any required missing information or items.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 4th day of December, 2009.

VARIABLE ANNUITY ACCOUNT
(Registrant)

By:	MINNESOTA LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Robert L. Senkler
Robert L. Senkler
Chairman of the Board,
President and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Paul, and the State of Minnesota, on the 4th day of December, 2009.

MINNESOTA LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Robert L. Senkler
Robert L. Senkler
Chairman of the Board,
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

Signature	Title	Date

/s/ Robert L. Senkler	Chairman, President and	December 4, 2009
Robert L. Senkler	Chief Executive Officer

*	Director
Mary K. Brainerd

*	Director
John W. Castro

*	Director
John J. Coughlan

*	Director
Sara H. Gavin

*	Director
John F. Grundhofer

*	Director
John H. Hooley

*	Director
Dennis E. Prohofsky

*	Director
Dwayne C. Radel

Director
Trudy A. Rautio

*	Director
Randy F. Wallake

*	Director
Warren J. Zaccaro

/s/ Warren J. Zaccaro	Executive Vice President
Warren J. Zaccaro	and Chief Financial Officer	December 4, 2009
(chief financial officer)

/s/ Warren J. Zaccaro	Executive Vice President
Warren J. Zaccaro	and Chief Financial Officer	December 4, 2009
(chief accounting officer)

/s/ David J. LePlavy	Vice President, Treasurer	December 4, 2009
David J. LePlavy	and Controller (treasurer)

/s/ Dwayne C. Radel	Director and Attorney-in-Fact	December 4, 2009
Dwayne C. Radel

* Powers of Attorney are herein incorporated by reference to: Post-Effective Amendment No. 8 to Form N-4 Registration Statement filed October 9, 2009 (File No. 333-136242).